Net income (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Net income (loss) attributable to common shareholders of the Company - Basic	$ (7,835)	$ 56,732
Net income (loss) attributable to common shareholders of the Company - Diluted	$ (7,835)	$ 56,732
Weighted average number of common shares outstanding – basic (in shares)	139,248,530	141,555,788
Effect of dilutive securities (in shares)	0	3,047,697
Weighted average number of common shares outstanding – diluted (in shares)	139,248,530	144,603,485
Basic earnings (loss) per share (in dollars per share)	$ (0.06)	$ 0.40
Diluted earnings (loss) per share (in dollars per share)	$ (0.06)	$ 0.39